SCOPE OF CONSOLIDATION - Joint Ventures Narrative AMNS After 2020 (Details) - AMNS India - Essar Group tonne in Millions, $ in Billions	Nov. 15, 2022 tonne	Oct. 19, 2022 tonne	Aug. 26, 2022 USD ($)
Disclosure of joint ventures [line items]
Identifiable assets acquired (liabilities assumed) | $			$ 2.4
Hazira
Disclosure of joint ventures [line items]
Jetty size (in tonne)		25
Paradeep
Disclosure of joint ventures [line items]
Jetty size (in tonne)	12